Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of current and deferred portion of income tax expenses

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax	82,595	57,594	61,628
Deferred tax	(56,115)	(45,591)	(40,889)

Income tax expense	26,480	12,003	20,739

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	(6.13)%	(11.92)%	(20.50)%
Effect of tax rates in different tax jurisdiction	(23.20)%	(4.79)%	(31.87)%
Effect of preferential tax rate	0.84%	0.92%	(11.75)%
Research and development super deduction	2.28%	7.40%	13.04%
HK tax-free interest income	0.10%	3.51%	6.56%
Changes in valuation allowance and others	(3.45)%	(4.65)%	(2.78)%

Effective income tax rate	(4.56)%	(5.53)%	(22.30)%

Schedule of the effect of the tax holiday on the income per share

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	4,898	1,993	10,132
Income per share effect-basic	0.03	0.01	0.06
Income per share effect-diluted	0.03	0.01	0.06

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Accrued expenses	64,166	88,137
Inventory write-down	46,674	51,667
Impairment of equity investments	8,595	14,305
Salary and welfare payable	1,954	1,890
Allowance for credit losses	23,464	21,890
Net operating loss carry forward	439,585	512,781
Lease	—	16,170

Less: valuation allowance	(383,810)	(472,332)

Deferred tax assets, net	200,628	234,508

Deferred tax liabilities:
Identifiable intangible assets	(24,966)	(32,783)

Deferred tax liabilities	(24,966)	(32,783)

Schedule of movement of the valuation allowance

	For Year Ended December 31,
	2023	2024
	RMB	RMB
Balance as of January 1	38,316	383,810
Additions	355,907	109,509
Reversals	(10,413)	(20,987)
Balance as of December 31	383,810	472,332